Filed pursuant to Rule 497(e)
Registration Nos. 333-258722 and 811-23725

VALKYRIE ETF TRUST II

(the “TRUST”)

VALKYRIE BITCOIN MINERS ETF

(the “FUND”)

JULY 11, 2022

SUPPLEMENT TO THE FUND’S STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 8, 2022

The reference to Scottland Keefer, Chief Compliance Officer, in the Trustees and Officers table in the Statement of Additional Information is replaced with the following:

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Valkyrie Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, Maryland 21921 YOB: 1967	Chief Compliance Officer	Indefinite term (since June 2022)	Founder of Chenery Compliance Group, LLC (2015 - present); Managing Member of SEC Compliance Alliance, LLC (2012-present); President of Little Consulting Group, Inc. (2011-present).	N/A	N/A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.